Foreign exchange fluctuations (net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign Exchange Fluctuations
Revenue with Exchange Variations	R$ 121,821,934	R$ 104,400,557	R$ 170,221,459
Expenses with Exchange Variations	(120,334,255)	(103,335,390)	(169,675,569)
Total	R$ 1,487,679	R$ 1,065,167	R$ 545,890